Segmented Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) segment	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Revenues from External Customers [Line Items]
Number of operating segments | segment	1
Approximate percentage of the Company's freight revenues from national accounts	95.00%
Revenues	$ 13,819	$ 14,917	$ 14,321
Net income	3,562	4,216	4,328
Properties	40,069	39,669
Canada [Member]
Revenues from External Customers [Line Items]
Revenues	9,588	10,167	9,610
Net income	2,632	3,131	3,163
Properties	22,235	21,482
U.S. [Member]
Revenues from External Customers [Line Items]
Revenues	4,231	4,750	4,711
Net income	930	1,085	1,165
Properties	17,834	18,187
Freight [Member]
Revenues from External Customers [Line Items]
Revenues	$ 13,218	$ 14,198	$ 13,548
Revenue Benchmark [Member] | Freight [Member] | Customer Concentration Risk [Member]
Revenues from External Customers [Line Items]
Concentration of risk	3.00%	3.00%	3.00%